Share Incentive Plan - Schedule Of Share Based Compensation Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of Shares
Outstanding balance	36,126,371
Granted	16,861,736
Cancelled or forfeited	(7,997,498)
Outstanding balance	44,990,609	36,126,371
Exercisable	20,501,854
Vested and expected to vest	40,734,723
Weighted-Average Exercise Price
Outstanding	$ 0.99
Granted	0.18
Cancelled or forfeited	0.90
Outstanding	0.70	$ 0.99
Exercisable	0.91
Vested and expected to vest	$ 0.71
Average Remaining Contractual Life (in years)
Outstanding	7 years 8 months 12 days	7 years 9 months 18 days
Exercisable	6 years 2 months 12 days
Vested and expected to vest	7 years 7 months 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, outstanding	$ 1,486,397
Exercisable	198,864
Vested and expected to vest	$ 1,301,046